Income Taxes - Summary of Income Tax Expense (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Current income taxes	₩ 864,143	₩ 699,269	₩ 553,041
Deferred income tax due to temporary differences	300,037	(209,706)	(253,860)
Items recorded directly in equity	21,560	(110,019)	(32,621)
Income tax expense	₩ 1,185,740	₩ 379,544	₩ 266,560